Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Leases [Abstract]
Leases
12	Leases

The Company’s leases primarily include vehicles and corporate offices which have been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market-standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD)	Three months ended December 31,		Nine months ended December 31,
Period ended	2024	2023	2024	2023
Finance lease cost:
Amortization of right-of-use assets	$-	$-	$-	$-
Interest on lease liabilities	180,841	152,659	448,050	469,140
Operating lease cost	85,570	127,399	280,140	387,681
Short term lease cost	328,932	43,691	501,855	123,364
Total lease cost	$595,343	$323,749	$1,230,045	$980,185

Supplemental cash flow information related to leases was as follows:

(In USD) For the Nine months ended	December 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$259,503	$341,981
Financing cash outflows for finance leases	$1,603,626	$816,744
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$-
Finance leases	$-	$-

Supplemental balance sheet information related to leases was as follows:

(In USD) As at	December 31, 2024	March 31, 2024
Operating Leases
Operating lease right-of-use assets	$1,067,777	$1,290,608

Current operating lease liabilities	$312,491	$365,542
Non-current operating lease liabilities	847,700	1,009,681
Total operating lease liabilities	$1,160,191	$1,375,223

Finance Leases

Property and equipment, at cost	$5,768,936	$5,923,555
Accumulated depreciation	(4,009,932)	(4,117,406)
Accumulated impairment	(1,759,004)	(1,806,149)
Property and equipment, net	$-	$-

Current finance lease liabilities	$4,015,692	$5,738,239
Non-current finance lease liabilities	-	-
Total finance lease liabilities	$4,015,692	$5,738,239

Weighted Average Remaining Lease Term
Operating leases	51 months	58 months
Finance leases	21 months	30 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	21.00%	9.00%

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	December 31, 2024		March 31, 2024
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2025	$80,245	$4,817,953	$392,443	$6,475,668
2026	336,564	73,401	345,584	-
2027	352,926	-	362,385	-
2028	370,106	-	380,025	-
2029	388,144	-	398,548	-
Total Lease Payments	$1,527,985	$4,891,354	$1,878,985	$6,475,668
Less : Imputed Interest	367,794	875,662	503,762	737,429
Total Lease Liabilities	$1,160,191	$4,015,692	$1,375,223	$5,738,239

During the period ended December 31, 2024, the Company entered into re-structuring agreements with Orix Leasing and Financial Services India Limited (Orix). Under the restructured terms with Orix, the Company was to pay 50% of the outstanding liability by November 25, 2024, with the remaining 50% due in 12 monthly installments at 12% interest, starting January 15, 2025. If the Company defaults, the entire liability, plus 18% annual compounded interest, will be due after a 15-day grace period. As of December 31, 2024, the Company has fulfilled all payment obligations under the restructured terms.

In adherence to the agreement, the Company has accumulated penal interest at a simple interest rate of 1% per month on the overdue EMIs after adjustment of amounts paid during the three months ended December 31, 2024, amounting to $226,093.

As per the terms of the agreement, an additional simple interest of 1.5% per month is levied on the overdue amount as it is still unpaid after 60 days from date of default.

12	Leases

The Company’s leases primarily include vehicles and corporate offices which have been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market- standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$-	$3,298
Interest on lease liabilities	625,523	844,424
Operating lease cost	516,219	540,908
Short term lease cost	423,693	181,337
Total lease cost	1,565,435	1,569,967

Supplemental cash flow information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(441,843)	$(485,453)
Financing cash outflows for finance leases	(526,959)	(1,618,551)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-	1,575,468
Finance leases	-	-

Supplemental balance sheet information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$1,290,608	$1,694,201

Current operating lease liabilities	$365,542	$466,669
Non current operating lease liabilities	1,009,681	1,284,755
Total operating lease liabilities	1,375,223	1,751,424

Finance Leases

Property and equipment, at cost	$5,923,555	$6,012,559
Accumulated depreciation	(4,117,406)	(4,179,272)
Accumulated impairment	(1,806,149)	(1,833,287)
Property and equipment, net	-	-

Current finance lease liabilities	$5,738,239	$1,257,423
Non current finance lease liabilities	-	5,098,262
Total finance lease liabilities	5,738,239	6,355,685

Weighted Average Remaining Lease Term
Operating leases	58 months	63 months
Finance leases	30 months	41 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	9.00%	10.00%

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	Year ended March 31,
	2024		2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2024	$-	$-	$497,344	$1,877,744
2025	392,443	6,475,668	471,185	2,103,127
2026	345,584	-	350,777	3,048,501
2027	362,385	-	367,830	672,269
2028	380,025	-	385,735	-
2029	398,548	-	404,536	-
Total Lease Payments	1,878,985	6,475,668	2,477,407	7,701,641
Less : Imputed Interest	503,762	737,429	725,982	1,345,957
Total Lease Liabilities	$1,375,223	$5,738,239	$1,751,425	$6,355,684

During the year ended March 31, 2024, the Company has terminated the operating lease with M/s Siddharth Assets against which lock-in period rental expense and liability amounting to $66,915 has been recorded.

An amount of $363,545 and $369,007 which is receivable from Leaseplan India Private Limited has been netted off with lease liability balance as on March 31, 2024 and March 31, 2023 respectively.

As of March 31, 2024, the Company continues to default on EMI payments for November 2023 to March 2024 owed to Leaseplan India Private Limited (Lender). The total lease commitment balance as of March 31, 2024 is $5,692,363 (including $813,976 of defaulted lease rentals). In adherence to the agreement, the Company has accumulated penal interest at a simple interest rate of 1% per month on the overdue EMIs, amounting to $43,063 for the year ended March 31, 2024.

As per the terms of the agreement, an additional simple interest of 1.5% per month is levied on the overdue amount as it is still unpaid after 60 days from date of default. In accordance with the agreement, the lender is entitled to any of the below 6 remedies on account of non-payment of lease rentals by the Company:

a)	withdrawal of conditional waiver of $1.2 million (INR 10 crores) given during restructuring and shall become immediately due and payable with interest of 1.5% per month;

b)	entire outstanding debt becoming due and payable, inclusive of all accrued interests;

c)	enforcement of the consent award for the entire amount of default (along with applicable interest thereon);

d)	seek and cause compulsory re-possession of all vehicles from Zoomcar which were financed from the Lender;

e)	enforcement of the security created in pursuance of this Resolution Agreement for the amount of default (along with applicable interest thereon);

f)	invoke the personal guarantee issued by the promoter for satisfaction of the amount of default (along with applicable interest thereon).

In April 2024, Lease Plan India Private Limited has invoked the bank guarantee created against fixed deposit amounting to $127,609 which has been adjusted against their outstanding liability as on March 31, 2024 (refer to note 8(a)). Lease Plan India Private Limited has not yet withdrawn the conditional waiver of $1.2 million given during the restructuring.

The Company has defaulted on EMI for the months of December 2023, January, February and March 2024 owed to Orix Leasing and Financial Services India Limited. As per the restructuring agreement, in case of default on payment, interest charge of 15% p.a. on the outstanding amount shall be levied by Orix Leasing and Financial Services India Limited.